UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06338

Columbia Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Balanced Fund

		Shares	Value ($)*
Common Stocks – 62.2%
CONSUMER DISCRETIONARY – 9.5%
Diversified Consumer Services – 0.9%
	Career Education Corp. (a)	70,120	2,615,476
	Diversified Consumer Services Total		2,615,476
Hotels, Restaurants & Leisure – 0.3%
	Hilton Hotels Corp.	44,700	979,824
	Hotels, Restaurants & Leisure Total		979,824
Internet & Catalog Retail – 0.5%
	Expedia, Inc. (a)	63,700	1,579,123
	Internet & Catalog Retail Total		1,579,123
Leisure Equipment & Products – 0.4%
	Hasbro, Inc.	51,870	1,059,185
	Leisure Equipment & Products Total		1,059,185
Media – 5.9%
	Clear Channel Communications, Inc.	53,900	1,754,984
	Comcast Corp., Class A (a)	121,426	3,205,646
	Dreamworks Animation SKG, Inc., Class A (a)	40,100	1,017,337
	Liberty Global, Inc., Class A (a)	18,045	402,584
	Liberty Global, Inc., Class C (a)	18,145	376,872
	Liberty Media Corp., Class A (a)	316,120	2,427,802
	News Corp., Class A	170,660	2,527,474
	Time Warner, Inc.	194,530	3,497,649
	Viacom, Inc., Class B	65,880	2,200,392
	Media Total		17,410,740
Multiline Retail – 0.9%
	Kohl’s Corp. (a)	53,830	2,476,180
	Multiline Retail Total		2,476,180
Specialty Retail – 0.5%
	RadioShack Corp.	62,360	1,422,432
	Specialty Retail Total		1,422,432
Textiles, Apparel & Luxury Goods – 0.1%
	NIKE, Inc., Class B	4,419	376,941
	Textiles, Apparel & Luxury Goods Total		376,941
	CONSUMER DISCRETIONARY TOTAL		27,919,901
CONSUMER STAPLES – 3.3%
Beverages – 0.9%
	Coca-Cola Co.	64,140	2,738,137
	Beverages Total		2,738,137

		Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.6%
	Wal-Mart Stores, Inc.	32,800	1,592,768
	Food & Staples Retailing Total		1,592,768
Food Products – 0.6%
	Smithfield Foods, Inc. (a)	60,100	1,756,723
	Food Products Total		1,756,723
Household Products – 0.6%
	Colgate-Palmolive Co.	34,430	1,877,124
	Household Products Total		1,877,124
Tobacco – 0.6%
	Altria Group, Inc.	23,565	1,715,296
	Tobacco Total		1,715,296
	CONSUMER STAPLES TOTAL		9,680,048
ENERGY – 2.0%
Energy Equipment & Services – 0.7%
	Transocean, Inc. (a)	31,810	2,030,750
	Energy Equipment & Services Total		2,030,750
Oil, Gas & Consumable Fuels – 1.3%
	Anadarko Petroleum Corp.	11,610	1,051,982
	BP PLC, ADR	15,460	1,017,887
	Devon Energy Corp.	29,870	1,798,174
	Oil, Gas & Consumable Fuels Total		3,868,043
	ENERGY TOTAL		5,898,793
FINANCIALS – 13.2%
Capital Markets – 2.4%
	Ameriprise Financial, Inc.	40,221	1,691,293
	E*TRADE Financial Corp. (a)	101,410	1,979,523
	Lazard Ltd., Class A	68,440	2,142,172
	Morgan Stanley	25,865	1,449,216
	Capital Markets Total		7,262,204
Commercial Banks – 0.7%
	Wachovia Corp.	37,400	1,997,160
	Commercial Banks Total		1,997,160
Consumer Finance – 0.6%
	American Express Co.	32,505	1,671,407
	Consumer Finance Total		1,671,407
Diversified Financial Services – 2.4%
	Citigroup, Inc.	65,733	3,191,337

		Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
	JPMorgan Chase & Co.	101,780	3,893,085
	Diversified Financial Services Total		7,084,422
Insurance – 6.2%
	Ace Ltd.	37,610	2,087,355
	Ambac Financial Group, Inc.	27,000	2,070,630
	American International Group, Inc.	57,050	3,830,337
	Berkshire Hathaway, Inc., Class B (a)	1,316	3,888,780
	Chubb Corp.	13,945	1,350,434
	UnumProvident Corp.	163,700	3,601,400
	XL Capital Ltd., Class A	20,700	1,374,066
	Insurance Total		18,203,002
Thrifts & Mortgage Finance – 0.9%
	MGIC Investment Corp.	39,240	2,554,524
	Thrifts & Mortgage Finance Total		2,554,524
	FINANCIALS TOTAL		38,772,719
HEALTH CARE – 10.2%
Biotechnology – 2.4%
	Amgen, Inc. (a)	26,893	2,176,451
	MedImmune, Inc. (a)	54,030	1,940,217
	Millennium Pharmaceuticals, Inc. (a)	280,000	2,942,800
	Biotechnology Total		7,059,468
Health Care Equipment & Supplies – 2.3%
	Biomet, Inc.	38,840	1,383,481
	Smith & Nephew PLC	31,600	1,407,780
	Thermo Electron Corp. (a)	69,130	2,132,660
	Waters Corp. (a)	45,930	1,801,834
	Health Care Equipment & Supplies Total		6,725,755
Health Care Providers & Services – 2.0%
	AmerisourceBergen Corp.	17,790	1,429,427
	Cardinal Health, Inc.	30,350	1,940,882
	Emdeon Corp. (a)	172,440	1,319,166
	McKesson Corp.	22,630	1,138,289
	Health Care Providers & Services Total		5,827,764
Pharmaceuticals – 3.5%
	Abbott Laboratories	34,799	1,312,270
	Barr Pharmaceuticals, Inc. (a)	45,750	2,623,763
	Endo Pharmaceuticals Holdings, Inc. (a)	82,156	2,458,108
	IVAX Corp. (a)	72,420	2,169,703

		Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Pharmaceuticals – (continued)
	Johnson & Johnson	31,500	1,945,125
	Pharmaceuticals Total		10,508,969
	HEALTH CARE TOTAL		30,121,956
INDUSTRIALS – 6.5%
Aerospace & Defense – 0.9%
	Honeywell International, Inc.	75,490	2,758,405
	Aerospace & Defense Total		2,758,405
Air Freight & Logistics – 0.8%
	United Parcel Service, Inc., Class B	31,200	2,430,480
	Air Freight & Logistics Total		2,430,480
Commercial Services & Supplies – 1.7%
	ARAMARK Corp., Class B	87,200	2,260,224
	Cintas Corp.	38,220	1,709,199
	Waste Management, Inc.	29,685	887,878
	Commercial Services & Supplies Total		4,857,301
Industrial Conglomerates – 1.6%
	General Electric Co.	77,500	2,768,300
	Tyco International Ltd.	70,600	2,013,512
	Industrial Conglomerates Total		4,781,812
Machinery – 0.9%
	Dover Corp.	63,515	2,569,182
	Machinery Total		2,569,182
Road & Rail – 0.6%
	Union Pacific Corp.	23,360	1,787,974
	Road & Rail Total		1,787,974
	INDUSTRIALS TOTAL		19,185,154
INFORMATION TECHNOLOGY – 12.9%
Communications Equipment – 2.2%
	Avaya, Inc. (a)	169,700	2,022,824
	Cisco Systems, Inc. (a)	151,650	2,659,941
	Nortel Networks Corp. (a)	590,200	1,711,580
	Communications Equipment Total		6,394,345
Computers & Peripherals – 2.6%
	Dell, Inc. (a)	92,810	2,799,150
	Hewlett-Packard Co.	83,150	2,467,060
	International Business Machines Corp.	28,430	2,527,427
	Computers & Peripherals Total		7,793,637

		Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 1.4%
	Agilent Technologies, Inc. (a)	28,320	1,009,891
	Celestica, Inc. (a)	142,550	1,515,307
	Symbol Technologies, Inc.	133,100	1,521,333
	Electronic Equipment & Instruments Total		4,046,531
Internet Software & Services – 0.3%
	VeriSign, Inc. (a)	42,400	942,552
	Internet Software & Services Total		942,552
Semiconductors & Semiconductor Equipment – 3.3%
	ATI Technologies, Inc. (a)	183,321	2,999,131
	Broadcom Corp., Class A (a)	56,420	2,625,787
	Intel Corp.	74,750	1,994,330
	Linear Technology Corp.	57,800	2,156,518
	Semiconductors & Semiconductor Equipment Total		9,775,766
Software – 3.1%
	Electronic Arts, Inc. (a)	19,560	1,102,401
	Microsoft Corp.	196,290	5,439,196
	Oracle Corp. (a)	204,975	2,576,536
	Software Total		9,118,133
	INFORMATION TECHNOLOGY TOTAL		38,070,964
MATERIALS – 3.0%
Chemicals – 0.8%
	Cytec Industries, Inc.	22,100	1,000,909
	Dow Chemical Co.	29,800	1,348,450
	Chemicals Total		2,349,359
Containers & Packaging – 1.5%
	Sealed Air Corp. (a)	29,860	1,544,060
	Smurfit-Stone Container Corp. (a)	228,100	2,890,027
	Containers & Packaging Total		4,434,087
Metals & Mining – 0.7%
	Alcoa, Inc.	76,580	2,099,058
	Metals & Mining Total		2,099,058
	MATERIALS TOTAL		8,882,504
TELECOMMUNICATION SERVICES – 1.6%
Diversified Telecommunication Services – 0.9%
	CenturyTel, Inc.	30,430	1,007,233
	Telefonos de Mexico SA de CV, ADR	75,900	1,702,437
	Diversified Telecommunication Services Total		2,709,670

		Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – 0.7%
	Sprint Nextel Corp.	75,678	1,894,977
	Wireless Telecommunication Services Total		1,894,977
	TELECOMMUNICATION SERVICES TOTAL		4,604,647
	Total Common Stocks (cost of $163,421,846)		183,136,686

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 11.2%
BASIC MATERIALS – 0.3%
Chemicals – 0.1%
Airgas, Inc.
	9.125% 10/01/11	75,000	79,875
EquiStar Chemicals LP
	10.125% 09/01/08	25,000	27,250
	10.625% 05/01/11	25,000	27,687
Nalco Co.
	7.750% 11/15/11	25,000	25,719
	Chemicals Total		160,531
Forest Products & Paper – 0.0%
Boise Cascade LLC
	7.125% 10/15/14	95,000	87,400
	Forest Products & Paper Total		87,400
Iron / Steel – 0.0%
Russel Metals, Inc.
	6.375% 03/01/14	65,000	63,050
	Iron / Steel Total		63,050
Metals & Mining – 0.2%
Alcan, Inc.
	4.500% 05/15/13	500,000	470,930
	Metals & Mining Total		470,930
	BASIC MATERIALS TOTAL		781,911
COMMUNICATIONS – 1.5%
Media – 0.5%
Comcast Corp.
	7.050% 03/15/33	375,000	399,004
Dex Media West LLC
	5.875% 11/15/11	30,000	30,075
DirecTV Holdings LLC
	8.375% 03/15/13	96,000	104,160

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
EchoStar DBS Corp.
	5.750% 10/01/08	90,000	88,200
	6.625% 10/01/14	85,000	82,025
Emmis Operating Co.
	6.875% 05/15/12	35,000	34,563
Lamar Media Corp.
	7.250% 01/01/13	175,000	180,250
LIN Television Corp.
	6.500% 05/15/13	50,000	48,125
R.H. Donnelley Finance Corp.
	10.875% 12/15/12 (b)	115,000	130,237
Rogers Cable, Inc.
	7.875% 05/01/12	100,000	106,500
Time Warner, Inc.
	6.625% 05/15/29	425,000	431,702
	Media Total		1,634,841
Telecommunication Services – 1.0%
Deutsche Telekom International Finance BV
	8.500% 06/15/10	525,000	584,692
New Cingular Wireless Services, Inc.
	8.750% 03/01/31	250,000	330,655
Nextel Communications, Inc.
	7.375% 08/01/15	175,000	183,915
Rogers Wireless, Inc.
	7.500% 03/15/15	15,000	16,050
	8.000% 12/15/12	30,000	31,800
Sprint Capital Corp.
	6.875% 11/15/28	450,000	485,010
Verizon Global Funding Corp.
	7.750% 12/01/30	700,000	816,795
Vodafone Group PLC
	7.750% 02/15/10	350,000	384,240
	Telecommunication Services Total		2,833,157
	COMMUNICATIONS TOTAL		4,467,998
CONSUMER CYCLICAL – 0.8%
Auto Manufacturers – 0.1%
DaimlerChrysler NA Holding Corp.
	8.500% 01/18/31	230,000	271,961
	Auto Manufacturers Total		271,961

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – 0.1%
Cinemark USA, Inc.
	9.000% 02/01/13 (b)	95,000	100,700
Speedway Motorsports, Inc.
	6.750% 06/01/13	96,000	97,680
Warner Music Group
	7.375% 04/15/14	60,000	58,500
	Entertainment Total		256,880
Home Builders – 0.0%
K. Hovnanian Enterprises, Inc.
	6.000% 01/15/10	25,000	23,313
	6.375% 12/15/14	30,000	27,600
	6.500% 01/15/14	5,000	4,650
KB Home
	8.625% 12/15/08	75,000	78,937
	Home Builders Total		134,500

		Shares	Value ($)
Leisure Time – 0.1%
Royal Caribbean Cruises Ltd.
	6.750% 03/15/08	45,000	46,125
	6.875% 12/01/13	50,000	52,688
	8.750% 02/02/11	55,000	62,150
	Leisure Time Total		160,963
Lodging – 0.2%
Caesars Entertainment, Inc.
	7.875% 03/15/10	45,000	48,375
	8.875% 09/15/08	15,000	16,238
	9.375% 02/15/07	35,000	36,575
MGM Mirage
	6.000% 10/01/09	45,000	44,775
	8.500% 09/15/10	30,000	32,625
Starwood Hotels & Resorts Worldwide, Inc.
	7.375% 05/01/07	150,000	153,937
Station Casinos, Inc.
	6.875% 03/01/16	165,000	168,300
Wynn Las Vegas LLC
	6.625% 12/01/14	70,000	67,375
	Lodging Total		568,200

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – 0.3%
AutoNation, Inc.
	9.000% 08/01/08	100,000	107,125
Couche-Tard
	7.500% 12/15/13	125,000	127,812
Domino’s, Inc.
	8.250% 07/01/11	30,000	31,200
Group 1 Automotive, Inc.
	8.250% 08/15/13	50,000	47,500
Lowe’s Companies, Inc.
	6.500% 03/15/29	700,000	769,440
Suburban Propane Partners LP
	6.875% 12/15/13	10,000	9,225
	Retail Total		1,092,302
	CONSUMER CYCLICAL TOTAL		2,484,806
CONSUMER NON-CYCLICAL – 1.1%
Beverages – 0.4%
Bottling Group LLC
	2.450% 10/16/06	700,000	686,413
Constellation Brands, Inc.
Cott Beverages, Inc.	8.000% 02/15/08	175,000	182,875

	8.000% 12/15/11	165,000	168,300
	Beverages Total		1,037,588
Commercial Services – 0.1%
Corrections Corp. of America
	6.250% 03/15/13	25,000	25,000
	7.500% 05/01/11	100,000	104,000
Iron Mountain, Inc.
	7.750% 01/15/15	150,000	150,750
NationsRent, Inc.
	9.500% 10/15/10	20,000	21,850
United Rentals, Inc.
	7.750% 11/15/13	45,000	43,087
	Commercial Services Total		344,687
Food – 0.3%
Kroger Co.
	6.200% 06/15/12	400,000	402,980

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Safeway, Inc.
	4.950% 08/16/10	400,000	386,876
	Food Total		789,856
Healthcare Products – 0.1%
Baxter FinCo BV
	4.750% 10/15/10 (b)	375,000	367,249
	Healthcare Products Total		367,249
Healthcare Services – 0.2%
Extendicare Health Services, Inc.
	6.875% 05/01/14	30,000	29,175
	9.500% 07/01/10	10,000	10,625
Fisher Scientific International, Inc.
	6.750% 08/15/14	55,000	57,681
HCA, Inc.
	6.950% 05/01/12	125,000	128,558
Triad Hospitals, Inc.
	7.000% 05/15/12	25,000	25,375
WellPoint, Inc.
	6.800% 08/01/12	300,000	326,340
	Healthcare Services Total		577,754
Household Products / Wares – 0.0%
Scotts Co.
	6.625% 11/15/13	70,000	71,050
	Household Products / Wares Total		71,050
Pharmaceuticals – 0.0%
Omnicare, Inc.
	8.125% 03/15/11	45,000	47,081
	Pharmaceuticals Total		47,081
	CONSUMER NON-CYCLICAL TOTAL		3,235,265
ENERGY – 0.9%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	155,000	156,550
Peabody Energy Corp.
	6.875% 03/15/13	170,000	175,525
	Coal Total		332,075

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 0.5%
Chesapeake Energy Corp.
	6.375% 06/15/15	15,000	14,550
	7.500% 09/15/13	145,000	152,613
Devon Energy Corp.
	7.950% 04/15/32	375,000	471,022
Marathon Oil Corp.
	6.800% 03/15/32	300,000	339,615
Newfield Exploration Co.
	6.625% 09/01/14	130,000	131,300
Plains Exploration & Production Co.
	7.125% 06/15/14	90,000	93,150
Pogo Producing Co.
	8.250% 04/15/11	20,000	20,900
Pride International, Inc.
	7.375% 07/15/14	110,000	118,250
Vintage Petroleum, Inc.
	7.875% 05/15/11	100,000	105,000
	Oil & Gas Total		1,446,400
Oil & Gas Services – 0.1%
Hornbeck Offshore Services, Inc.
	6.125% 12/01/14	50,000	48,500
Universal Compression, Inc.
	7.250% 05/15/10	95,000	97,138
	Oil & Gas Services Total		145,638
Pipelines – 0.2%
Kinder Morgan Energy Partners LP
	7.300% 08/15/33	450,000	508,378
MarkWest Energy Partners LP
	6.875% 11/01/14 (b)	45,000	41,400
Williams Companies, Inc.
	7.125% 09/01/11	15,000	15,450
	8.125% 03/15/12 (b)	85,000	91,800
	Pipelines Total		657,028
	ENERGY TOTAL		2,581,141
FINANCIALS – 4.0%
Banks – 1.0%
Marshall & Ilsley Corp.
	4.375% 08/01/09	700,000	687,449
U.S. Bank NA
	6.375% 08/01/11	600,000	639,576

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Banks – (continued)
Wachovia Corp.
	4.875% 02/15/14	300,000	292,569
Wells Fargo & Co.
	4.520% 03/10/08(c)	1,200,000	1,200,636
	Banks Total		2,820,230
Diversified Financial Services – 2.2%
American General Finance Corp.
	5.375% 09/01/09	475,000	479,114
Capital One Bank
	4.875% 05/15/08	325,000	323,193
CIT Group, Inc.
	4.125% 02/21/06	575,000	574,459
Citigroup, Inc.
	5.000% 09/15/14	700,000	690,193
Countrywide Home Loans, Inc.
	2.875% 02/15/07	600,000	585,696
Goldman Sachs Group, Inc.
	6.345% 02/15/34	370,000	376,930
Household Finance Corp.
	6.400% 06/17/08	650,000	670,631
JPMorgan Chase Capital XV
	5.875% 03/15/35	800,000	766,800
Lehman Brothers Holdings, Inc.
	4.000% 01/22/08	800,000	785,584
Merrill Lynch & Co., Inc.
	4.125% 01/15/09	500,000	487,585
Morgan Stanley
	4.750% 04/01/14	400,000	378,880
SLM Corp.
	5.125% 08/27/12	490,000	488,030
	Diversified Financial Services Total		6,607,095
Insurance – 0.4%
Allstate Financial Global Funding II
	2.625% 10/22/06 (b)	700,000	684,362
Genworth Financial, Inc.
	4.750% 06/15/09	650,000	643,864
	Insurance Total		1,328,226

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 0.2%
Health Care Property Investors, Inc.
	6.450% 06/25/12	500,000	520,390
	Real Estate Investment Trusts Total		520,390
Savings & Loans – 0.2%
Washington Mutual, Inc.
	4.200% 01/15/10	700,000	676,739
	Savings & Loans Total		676,739
	FINANCIALS TOTAL		11,952,680
INDUSTRIALS – 1.6%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
	6.125% 07/15/13	5,000	4,887
	7.625% 06/15/12	170,000	178,500
Lockheed Martin Corp.
	8.500% 12/01/29	225,000	301,984
TransDigm, Inc.
	8.375% 07/15/11	125,000	129,375
	Aerospace & Defense Total		614,746
Auto Manufacturers – 0.2%
Ford Motor Credit Co.
	7.375% 10/28/09	655,000	602,711
	Auto Manufacturers Total		602,711
Environmental Control – 0.2%
Allied Waste North America, Inc.
	6.375% 04/15/11	75,000	73,313
Waste Management, Inc.
	7.375% 08/01/10	450,000	488,515
	Environmental Control Total		561,828
Machinery - Diversified – 0.1%
Westinghouse Air Brake Technologies Corp.		155,000	155,000
	6.875% 07/31/13
	Machinery - Diversified Total		155,000
Miscellaneous Manufacturing – 0.4%
Bombardier, Inc.
	6.300% 05/01/14 (b)	30,000	26,100
General Electric Co.
	5.000% 02/01/13	1,250,000	1,244,000
	Miscellaneous Manufacturing Total		1,270,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.1%
Jefferson Smurfit Corp.
	8.250% 10/01/12	55,000	53,487
Owens-Illinois, Inc.
	7.500% 05/15/10	90,000	90,225
Silgan Holdings, Inc.
	6.750% 11/15/13	90,000	89,775
Smurfit-Stone Container Corp.
	8.375% 07/01/12	25,000	24,563
Stone Container Finance
	7.375% 07/15/14	35,000	32,113
	Packaging & Containers Total		290,163
Transportation – 0.4%
Canadian National Railway Co.
	7.195% 01/02/16	495,302	563,738
Offshore Logistics, Inc.
	6.125% 06/15/13	105,000	97,125
Teekay Shipping Corp.
	8.875% 07/15/11	60,000	67,800
Union Pacific Corp.
	3.875% 02/15/09	500,000	483,335
	Transportation Total		1,211,998
	INDUSTRIALS TOTAL		4,706,546
TECHNOLOGY – 0.2%
Computers – 0.2%
International Business Machines Corp.
	6.220% 08/01/27	400,000	428,624
	Computers Total		428,624
Semiconductors – 0.0%
Freescale Semiconductor, Inc.
	6.875% 07/15/11	65,000	67,763
	Semiconductors Total		67,763
	TECHNOLOGY TOTAL		496,387
UTILITIES – 0.8%
Electric – 0.7%
AES Corp.
	7.750% 03/01/14	70,000	72,625

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
CenterPoint Energy Houston Electric LLC
	5.750% 01/15/14	250,000	256,167
Exelon Generation Co.
	6.950% 06/15/11	500,000	537,220
Nevada Power Co.
	5.875% 01/15/15	15,000	14,847
	6.500% 04/15/12	30,000	30,150
NorthWestern Corp.
	5.875% 11/01/14	5,000	4,963
Scottish Power PLC
	5.375% 03/15/15	450,000	448,182
Virginia Electric & Power Co.
	5.375% 02/01/07	700,000	703,234
	Electric Total		2,067,388
Gas – 0.1%
Sempra Energy
	4.750% 05/15/09	375,000	368,861
	Gas Total		368,861
	UTILITIES TOTAL		2,436,249
	Total Corporate Fixed-Income Bonds & Notes (cost of $33,195,667)		33,142,983
Collateralized Mortgage Obligations – 10.2%
AGENCY – 6.1%
	Federal Home Loan Mortgage Corp.
	6.500% 11/15/30	211,644	212,467
	4.500% 10/15/18	1,840,000	1,818,199
	4.000% 09/15/15	3,120,000	3,014,509
	4.000% 10/15/26	3,300,000	3,221,220
	4.500% 08/15/28	720,000	694,667
	4.000% 09/15/15	1,200,000	1,169,847
	4.000% 10/15/18	3,600,000	3,305,236
	4.500% 02/15/27	630,000	616,383
	4.500% 03/15/18	2,920,000	2,840,514
Federal National Mortgage Association
	6.500% 07/25/30	329,314	329,726

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)		630,000	618,721
	4.500% 11/25/14
	AGENCY TOTAL		17,841,489
NON - AGENCY – 2.3%
Bear Stearns Asset Backed Securities, Inc.
	5.000% 01/25/34	1,436,952	1,419,982
Countrywide Alternative Loan Trust
	4.591% 03/25/34(c)	4,152,765	4,160,167
SACO I, Inc.
	9.098% 09/25/24(c)	20,812	20,361
Structured Asset Securities Corp.
	5.500% 05/25/33	818,699	804,772
	5.500% 07/25/33	1,209,226	1,198,262
	NON - AGENCY TOTAL		7,603,544
	Total Collateralized Mortgage Obligations (cost of $30,335,541)		25,445,033
COMMERCIAL MORTGAGE – BACKED SECURITIES – 1.5%
Nationslink Funding Corp.
	6.888% 11/10/30	4,380,000	4,493,223
	Total Commercial Mortgage - Backed Securities (cost of $4,426,657)		4,493,223
Government Agencies & Obligations – 6.7%
FOREIGN GOVERNMENT OBLIGATIONS – 0.8%
Province of Ontario
	3.500% 09/17/07	1,000,000	979,840
Province of Quebec
	6.500% 01/17/06	1,100,000	1,102,651
United Mexican States
	7.500% 04/08/33	250,000	292,875
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		2,375,366
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – 5.9%
Federal Home Loan Bank
	3.000% 05/15/06	250,000	248,424

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT AGENCIES & OBLIGATIONS – (continued)
U.S. Treasury Bonds
	6.250% 08/15/23	6,305,000	7,377,588
	7.250% 05/15/16	5,985,000	7,270,841
U.S. Treasury Notes
	3.875% 01/15/09	2,362,835	2,489,468
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		17,386,321
	Total Government Agencies & Obligations (cost of $20,027,181)		19,761,687
Mortgage-Backed Securities – 5.4%
MORTGAGE - BACKED SECURITIES – 5.4%
Federal Home Loan Mortgage Corp.
	5.500% 12/01/18	1,351,660	1,358,401
	5.500% 07/01/19	388,848	390,642
	5.500% 08/01/35	1,756,353	1,732,638
	6.000% 03/01/17	132,198	134,830
	6.000% 04/01/17	796,919	812,787
	6.000% 05/01/17	385,631	393,309
	6.000% 08/01/17	246,470	251,378
	6.500% 08/01/32	235,565	241,424
Federal National Mortgage Association
	5.000% 07/01/18	101,338	100,082
	5.000% 08/01/18	1,643,455	1,622,186
	5.000% 10/01/18	485,584	479,299
	5.000% 05/01/20	1,881,755	1,854,475
	5.000% 06/01/20	847,641	835,352
	5.000% 07/01/20	4,611,404	4,544,549
	5.821% 07/01/32(c)	715,646	714,154
Government National Mortgage Association
	7.000% 10/15/31	114,903	120,668
	7.000% 04/15/32	111,104	116,666
	7.000% 05/15/32	146,338	153,665
	MORTGAGE - BACKED SECURITIES TOTAL		15,856,505
	Total Mortgage-Backed Securities (cost of $16,187,357)		15,856,505
Asset-Backed Securities – 1.6%
Cityscape Home Equity Loan Trust
	7.410% 05/25/28	416,187	415,255

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Federal Housing Administration
	9.125% 03/25/33	1,529,214	1,529,214
First Alliance Mortgage Loan Trust
	7.340% 06/20/27	131,553	131,447
IMC Home Equity Loan Trust
	7.310% 11/20/28	1,305,722	1,304,325
	7.520% 08/20/28	665,720	664,488
Salomon Brothers Mortgage Securities VII
	7.150% 06/25/28	650,413	643,187
	Total Asset-Backed Securities (cost of $4,719,486)		4,687,916
Short-Term Obligation – 2.6%
	Repurchase agreement with State Street Bank & Trust Co., dated 11/30/05, due 12/01/05 at 3.850%, collateralized by a U.S. Treasury Note maturing 08/15/13, market value of $7,968,650 (repurchase proceeds $7,809,835	7,809,000	7,809,000
	Total Short-Term Obligation (cost of $7,809,000)		7,809,000

Total Investments – 99.9% (cost of $275,429,518)(d)(e)	294,333,033

Other Assets & Liabilities, Net – 0.1%	329,738

Net Assets – 100.0%	294,662,771

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded..

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a) Non-income producing security.

(b)   Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities, which are not illiquid, amounted to $1,441,848 which represents 0.5% of net assets.

(c) The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2005.

(d) Cost for federal income tax purposes is $275,429,518.

(e) Unrealized appreciation and depreciation at November 30, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$25,835,834	$(7,198,879)	$18,636,955

At November 30, 2005, the Fund held the following open short futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Appreciation
2-Year U.S. Treasury Notes	15	$3,076,406	$3,078,281	Mar-2006	$1,875

On November 30, 2005, cash of $6,000 was pledged as collateral for open futures contracts and was being held by the broker of the futures contracts.

Acronym	Name

ADR	American Depositary Receipt
AMBAC	Ambac Assurance Corp.

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Balanced Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006